Intangible Assets and Liabilities - Aggregate Amortizations of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 18,120
2025	14,251
2026	8,215
2027	4,982
2028	4,982
2029 and thereafter	9,881
Total	$ 60,431	$ 78,716